Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Reserve for Life-Contingent Contract Benefits

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2013	2012
Immediate fixed annuities:
Structured settlement annuities	$1,903,194	$2,080,767
Other immediate fixed annuities	43,775	34,068
Traditional life insurance	192,114	185,534
Accident and health insurance	10,396	8,188
Other	1,837	2,324

Total reserve for life-contingent contract benefits	$2,151,316	$2,310,881

Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits

Other immediate fixed annuities	1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table	Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience

Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 5.0% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other:
Variable annuity guaranteed minimum death benefits(1)	Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 4.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

(1)

In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

Schedule of Contractholder Funds

As of December 31, contractholder funds consist of the following:

($ in thousands)	2013	2012
Interest-sensitive life insurance	$696,878	$684,584
Investment contracts:
Fixed annuities	2,952,798	3,242,717
Other investment contracts	20,881	31,139

Total contractholder funds	$3,670,557	$3,958,440

Schedule of Contract Provisions Related to Contractholder Funds

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.7% to 5.1% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 9.0% for immediate annuities and 1.0% to 5.4% for other fixed annuities	Either a declining or a level
percentage charge generally
over ten years or less.
Additionally, approximately
13.4% of fixed annuities are
subject to market value
adjustment for discretionary
withdrawals
Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable annuities(1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

(1)	In 2006, the Company disposed its variable annuity business through a reinsurance agreement with Prudential.

Schedule of Contractholder Funds Activity

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2013	2012	2011
Balance, beginning of year	$3,958,440	$4,344,897	$4,688,791
Deposits	109,282	115,708	121,999
Interest credited	129,687	144,284	154,657
Benefits	(152,822)	(149,800)	(155,403)
Surrenders and partial withdrawals	(284,755)	(409,575)	(381,834)
Contract charges	(70,856)	(67,695)	(65,034)
Net transfers from separate accounts	153	38	(55)
Other adjustments	(18,572)	(19,417)	(18,224)

Balance, end of year	$3,670,557	$3,958,440	$4,344,897

Summary of Variable Annuity Contracts with Guarantees

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

	December 31,
($ in millions)	2013	2012
In the event of death
Separate account value	$427.4	$432.0
Net amount at risk(1)	$12.2	$27.8
Average attained age of contractholders	65 years	64 years

At annuitization (includes income benefit guarantees)
Separate account value	$29.9	$30.5
Net amount at risk(2)	$2.0	$4.5
Weighted average waiting period until annuitization options available	None	1 year

For cumulative periodic withdrawals
Separate account value	$28.6	$29.1
Net amount at risk(3)	$0.2	$0.5

Accumulation at specified dates
Separate account value	$135.8	$148.0
Net amount at risk(4)	$1.7	$5.1
Weighted average waiting period until guarantee date	4 years	5 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Summary of Liabilities for Guarantees

The following table summarizes the liabilities for guarantees:

($ in thousands)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2012(1)	$10,463	$5,174	$17,579	$33,216
Less reinsurance recoverables	2,077	5,166	17,579	24,822

Net balance as of December 31, 2012	8,386	8	—	8,394
Incurred guarantee benefits	1,553	—	—	1,553
Paid guarantee benefits	—	—	—	—

Net change	1,553	—	—	1,553
Net balance as of December 31, 2013	9,939	8	—	9,947
Plus reinsurance recoverables	1,680	2,333	8,602	12,615

Balance, December 31, 2013(2)	$11,619	$2,341	$8,602	$22,562

Balance, December 31, 2011(3)	$7,572	$3,971	$21,698	$33,241
Less reinsurance recoverables	2,336	3,963	21,698	27,997

Net balance as of December 31, 2011	5,236	8	—	5,244
Incurred guarantee benefits	3,150	—	—	3,150
Paid guarantee benefits	—	—	—	—

Net change	3,150	—	—	3,150
Net balance as of December 31, 2012	8,386	8	—	8,394
Plus reinsurance recoverables	2,077	5,166	17,579	24,822

Balance, December 31, 2012(2)	$10,463	$5,174	$17,579	$33,216

(1)

Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of $8.4 million.

(2)

Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.3 million, variable annuity accumulation benefits of $7.9 million, variable annuity withdrawal benefits of $1.0 million and other guarantees of $9.9 million.

(3)

Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $2.3 million, variable annuity income benefits of $4.0 million, variable annuity accumulation benefits of $18.7 million, variable annuity withdrawal benefits of $3.0 million and other guarantees of $5.2 million.